Intangible Assets - Schedule of Finite Lived Intangible Assets Future Amortization Expense (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Patents [Member]
Acquired Indefinite Lived Intangible Assets [Line Items]
2019	$ 13,705
2020	10,187
2021	9,594
2022	9,482
2023	6,255
Finite Lived Intangible Assets Net	49,223
Acquired Developed Software Customer Relationships Brand And Backlog [Member]
Acquired Indefinite Lived Intangible Assets [Line Items]
2019	6,924
2020	6,924
2021	6,924
2022	4,683
2023	3,717
Finite Lived Intangible Assets Net	$ 29,172